Cash and Cash Equivalents - Schedule of Time Deposit Maturity Dates and Interest Rates (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025
Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Total	$ 12,277,630	$ 832,923
TL [Member] | Maturity One [Member]
Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Maturity		Jan. 02, 2026
Interest rate %		38.50%
Total		$ 489,941
TL [Member] | Maturity Two [Member]
Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Maturity	Oct. 01, 2026	Jan. 26, 2026
Interest rate %	38.00%	36.50%
Total	$ 12,277,630	$ 201,508
TL [Member] | Maturity Three [Member]
Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Maturity		Jan. 02, 2026
Interest rate %		30.00%
Total		$ 29,154
TL [Member] | Maturity Four [Member]
Schedule of Time Deposit Maturity Dates and Interest Rates [Line Items]
Maturity		Jan. 02, 2026
Interest rate %		38.00%
Total		$ 112,320